Common Shares and Treasury Stock	12 Months Ended
May 31, 2019
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
17.	COMMON SHARES AND TREASURY STOCK
As of May 31, 2018 and 2019, the Company had 300,000,000 common shares authorized with par value of US$0.01.
The movement of the outstanding common shares and treasury stock is listed as below.

	Number of common shares	Number of treasury stock
Shares outstanding as of May 31, 2016	157,439,397	939,990
Reissuance of treasury stock for NES	200,000	(200,000)
Reissuance of treasury stock for the exercises of options	48,047	(48,047)
Shares repurchase	—	—

Shares outstanding as of May 31, 2017	157,687,444	691,943

Reissuance of treasury stock for NES	631,966	(631,966)
Reissuance of treasury stock for the exercises of options	500	(500)

Shares outstanding as of May 31, 2018	158,319,910	59,477

Reissuance of treasury stock for NES	59,477	(59,477)
Issuance of common share for NES	422,327	—
Shares repurchase	(952,000)	952,000

Shares outstanding as of May 31, 2019	157,849,714	952,000